Fair Value of Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Fair Value of Financial Instruments
Derivative liabilities	$ 308,899	$ 193,101
Number of real property interests impaired and measured at fair value | item	2	6
Minimum
Fair Value of Financial Instruments
Discount rate used to estimate fair values (as a percent)	8.75%
Maximum
Fair Value of Financial Instruments
Discount rate used to estimate fair values (as a percent)	9.50%
Carrying Amount
Fair Value of Financial Instruments
Investment in Receivables, net	$ 8,665,274	$ 9,085,281
Fair Value
Fair Value of Financial Instruments
Investment in Receivables, net	8,665,274	9,085,281
Recurring
Fair Value of Financial Instruments
Derivative assets		455,561
Derivative liabilities	308,899	193,101
Nonrecurring
Fair Value of Financial Instruments
Impaired real property interests at period end		149,555
Nonrecurring | Level 3 inputs
Fair Value of Financial Instruments
Impaired real property interests at period end		149,555
Senior secured revolving credit facility | Carrying Amount
Fair Value of Financial Instruments
Credit facility	74,000,000
Senior secured revolving credit facility | Fair Value
Fair Value of Financial Instruments
Credit facility	74,000,000
Fund E secured debt facility | Carrying Amount
Fair Value of Financial Instruments
Credit facility	29,707,558	114,280,724
Fund E secured debt facility | Fair Value
Fair Value of Financial Instruments
Credit facility	$ 29,707,558	$ 114,280,724